Cash and Cash Equivalents - Additional Information (Detail) (R4.5 Billion Facilities [Member])	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Security for credit facilities	Sibanye has ceded all of its rights, title and interest in and to the Indemnity Agreement and Guarantee Fee Agreement in favour of the lenders of the R4.5 billion Facilities, jointly and severally, as security for its obligations under the facilities.
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Security for credit facilities	Sibanye has ceded certain of its bank accounts in favor of the lenders of the R4.5 billion Facilities as security